Summary of Significant Accounting Policies - Summary Of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Ordinary Shares
Net Earnings and loss	$ (81,470,011)	$ (185,775,870)
Common Class A [Member]
Numerator: Earnings allocable to Ordinary Shares
Interest Income		0
Net Earnings and loss		$ 0
Denominator: Weighted Average Redeemable Ordinary Shares
Ordinary Shares, Basic and Diluted	69,000,000	69,000,000
Basic and Diluted Ordinary Shares	$ 0.00	$ 0.00
Common Class B [Member]
Numerator: Earnings allocable to Ordinary Shares
Net Earnings and loss		$ (185,775,870)
Redeemable Net Earnings		0
Non-Redeemable Net Loss		$ (185,775,870)
Denominator: Weighted Average Redeemable Ordinary Shares
Ordinary Shares, Basic and Diluted	17,250,000	16,748,571
Basic and Diluted Ordinary Shares	$ (4.72)	$ (11.09)